Note 5 - Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2015
Notes
Note 5 - Prepaid Expenses and Other Current Assets

NOTE 5 – Prepaid Expenses and Other Current Assets

There were no prepaid expenses at March 31, 2015. Prepaid expenses totaled $16,000 at December 31, 2014 and were comprised of prepayments to two service providers.

There were no other current assets at March 31, 2015. Other current assets at December 31, 2014 totaled $652 and were comprised of a manufacturing deposit of $652 which was applied to production costs during the first quarter of 2015.